CONVERTIBLE NOTE PAYABLE – RELATED PARTY (Details Narrative) - USD ($)			12 Months Ended
	Jun. 26, 2024	Jun. 30, 2022	Jun. 30, 2024	Mar. 31, 2025	Dec. 20, 2024	Jun. 30, 2023
Short-Term Debt [Line Items]
Notes Payable, Current			$ 2,600,000	$ 2,596,378		$ 2,600,000
Payments to Acquire Real Estate		$ 11,409,500
Interest rate	12.00%
Bridge loan	$ 1,100,000
Conversion price	$ 0.30
Fair value of convertible note	$ 2,016,667		2,016,667
Debt instrument amortized discount	$ 1,100,000		$ 1,100,000
Amortization of debt discount term	1 year		1 year
Maturity date	Jun. 19, 2025		Jun. 19, 2025
Convertible note payable related party
Principal amount			$ 1,100,000	499,933
Debt conversion instrument			1,100,000
Debt Instrument, Unamortized Discount, Current			36,565
Amortization			36,565
Convertible note payable - related party, net of discount			1,100,000	$ 1,100,000
Awaysis Belize Ltd [Member]
Short-Term Debt [Line Items]
Convertible note payable					$ 2,081,365
Related Party [Member]
Short-Term Debt [Line Items]
Bridge loan	$ 1,100,000
Convertible note payable related party			36,565
Previously Reported [Member]
Short-Term Debt [Line Items]
Debt instrument amortized discount			36,565
Convertible note payable related party			36,565
Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Short-Term Debt [Line Items]
Amortization			36,565
increase in liabilities			1,063,435
Beneficial conversion			1,100,000
Interest expense			36,565
Decrease to equity			$ 1,100,000
Two Unsecured Demand Promissory Note [Member]
Short-Term Debt [Line Items]
Interest rate		0.00%
First Promissory Note [Member]
Short-Term Debt [Line Items]
Unsecured Debt		$ 2,600,000
Second Promissory Note [Member]
Short-Term Debt [Line Items]
Unsecured Debt		$ 280,000